Income Taxes - Components of Income Tax (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Current income taxes
Federal	$ 748	$ 627
Provincial	481	429
Foreign	634	459
Current income tax expense benefit	1,863	1,515
Deferred income taxes
Federal	(37)	51
Provincial	(24)	37
Foreign	(90)	(141)
Deferred income tax expense benefit	(151)	(53)
Total comprehensive income	$ 1,712	$ 1,462